Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Jun. 04, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of Financial Position [Abstract]
Redeemable convertible preferred stock, par value (in dollars per share)		$ 0.0001	$ 0.00001
Redeemable convertible preferred stock, authorized (in shares)		100,000,000	63,877,518
Redeemable convertible preferred stock, issued (in shares)			63,756,438
Redeemable convertible preferred stock, outstanding (in shares)	0		63,756,438	61,288,000	45,145,000
Redeemable convertible preferred stock, liquidation preference			$ 165,562
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, authorized (in shares)	1,000,000,000	1,000,000,000	1,000,000,000
Common stock, issued (in shares)	141,592,388	140,500,000	8,168,780
Common stock outstanding (in shares)	141,592,388	140,500,000	8,168,780
Shares subject to vesting restrictions (in shares)	738,000